Related Party Transactions - Ewon Loans (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended
	Apr. 30, 2025	Mar. 31, 2023	Feb. 28, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 19, 2023	Sep. 10, 2023	Dec. 12, 2022
Related Parties Related Party Debt
Amount borrowed				$ 1,442,500		$ 1,442,500		$ 19,973,000
Repayment of debt						1,300,000
Conversion of related party short-term debt into common stock						14,797,901
Accrued interest, related parties				184,869		184,869		955,119
Related party
Related Parties Related Party Debt
Amount borrowed				1,442,500		1,442,500		19,973,000
Related party | Ewon Loan
Related Parties Related Party Debt
Amount borrowed								2,000,000
Interest expense relating to loan				0	$ 11,244	14,667	$ 33,489
Related party | Ewon Loan | Maximum
Related Parties Related Party Debt
Amount borrowed				0		0		3,200,000
Related party | Ewon Loan | Ewon Comfortech Co Ltd
Related Parties Related Party Debt
Accrued interest, related parties				$ 0		$ 0		102,089
Related party | Ewon December 2022 Loan
Related Parties Related Party Debt
Amount borrowed											$ 5,000,000
Interest rate											2.00%
Repayment of debt		$ 2,000,000	$ 1,000,000
Conversion of related party short-term debt into common stock	$ 2,000,000
Related party | Ewon September 2023 Loan
Related Parties Related Party Debt
Amount borrowed								200,000		$ 200,000
Interest rate										2.00%
Conversion of related party short-term debt into common stock	200,000
Related party | Ewon December 2023 Loan
Related Parties Related Party Debt
Amount borrowed								$ 1,000,000	$ 1,000,000
Conversion of related party short-term debt into common stock	$ 1,000,000